SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

3.     SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of the Group’s consolidated financial statements requires management to make judgments; estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities; and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgments

In the process of applying the Group’s accounting policies, no judgments were made by management, which had a material effect on the amounts recognized in the consolidated financial statements.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on the parameters available at the time of consolidated financial statements preparation. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Useful lives of intangible assets

The estimation of the useful lives of intangible assets acquired through business combinations or generated internally is a matter of judgment based on the experience with similar assets. The future economic benefits embodied in the assets are consumed principally through their use. However, other factors related to the economic environment and market situation often result in the diminution of the economic benefits embodied in the assets. Management assesses the remaining useful lives in accordance with the current market conditions of the assets and the estimated period during which the assets are expected to earn benefits for the Group.

Compliance with tax legislation

The taxation system in the Russian Federation continues to evolve and is characterized by frequent changes in legislation, official pronouncements and court decisions, which are sometimes contradictory and subject to varying interpretation by different tax authorities. Taxes are subject to review and investigation by a number of authorities, which have the authority to impose severe fines, penalties and interest charges. A tax year generally remains open for review by the tax authorities during the three subsequent calendar years. However, under certain circumstances a tax year may remain open longer.

This may potentially impact the Group’s tax position and create additional tax risks. This legislation and practice of its application is still evolving and the impact of legislative changes should be considered based on the actual circumstances. Management believes that it has adequately provided for tax liabilities based on its interpretations of applicable Russian tax legislation, official pronouncements and court decisions. However, the interpretations of the tax authorities and courts, especially due to the reform of the supreme courts that are resolving tax disputes, could differ and the effect on these consolidated financial statements, if the authorities were successful in enforcing their interpretations, could be significant.